NOTE 13 - Share based compensation: Schedule of Assumptions used to estimate the fair value of options (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Assumptions used to estimate the fair value of options

Expected volatility	50%
Expected dividend yield	0%
Risk-free rates	3.26%-4.58%